Supplemental Guarantor Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Guarantor Information [Abstract]
Schedule of Condensed Cash Flow Statement [Table Text Block]
Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$9.7	$171.7	$7.1	$—	$19.5	$208.0

Cash flows from investing activities:
Capital expenditures	—	(7.8)	(1.0)	—	—	—	(8.8)
Net cash used in investing activities	—	(7.8)	(1.0)	—	—	—	(8.8)

Cash flows from financing activities:
Repayments of long-term debt	—	(40.0)	—	—	—	—	(40.0)
Payments to extinguish long-term debt	—	(53.1)	—	—	—	—	(53.1)
Net change in accounts payable-inventory financing	—	—	3.7	—	—	—	3.7
Advances from (to) affiliates	—	166.7	(166.5)	(0.2)	—	—	—
Other financing activities	—	(0.1)	—	—	—	—	(0.1)

Net cash provided by (used in) financing activities	—	73.5	(162.8)	(0.2)	—	—	(89.5)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.5)	—	—	(0.5)

Net increase in cash and cash equivalents	—	75.4	7.9	6.4	—	19.5	109.2

Cash and cash equivalents—beginning of period	—	48.0	—	9.8	—	(19.9)	37.9

Cash and cash equivalents—end of period	$—	$123.4	$7.9	$16.2	$—	$(0.4)	$147.1
Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(10.0)	$250.9	$8.2	$—	$(26.1)	$223.0

Cash flows from investing activities:
Capital expenditures	—	(2.8)	(5.4)	(0.1)	—	—	(8.3)
Net cash used in investing activities	—	(2.8)	(5.4)	(0.1)	—	—	(8.3)

Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	148.0	—	—	—	—	148.0
Repayments of borrowings under revolving credit facility	—	(148.0)	—	—	—	—	(148.0)
Repayments of long-term debt	—	(201.0)	—	—	—	—	(201.0)
Proceeds from issuance of long-term debt	—	135.7	—	—	—	—	135.7
Payments to extinguish long-term debt	—	(136.9)	—	—	—	—	(136.9)
Net change in accounts payable - inventory financing	—	—	(74.0)	—	—	—	(74.0)
Advances from (to) affiliates	—	167.7	(167.8)	0.1	—	—	—
Other financing activities	—	(2.2)	—	—	—	—	(2.2)

Net cash (used in) provided by financing activities	—	(36.7)	(241.8)	0.1	—	—	(278.4)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.3	—	—	0.3

Net (decrease) increase in cash and cash equivalents	—	(49.5)	3.7	8.5	—	(26.1)	(63.4)

Cash and cash equivalents—beginning of period	—	102.1	15.8	8.1	—	(26.1)	99.9

Cash and cash equivalents—end of period	$—	$52.6	$19.5	$16.6	$—	$(52.2)	$36.5

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(204.3)	$514.2	$1.3	$—	$6.2	$317.4
Cash flows from investing activities:
Capital expenditures	—	(27.0)	(14.0)	(0.4)	—	—	(41.4)
Premium payments on interest rate cap agreements	—	(0.3)	—	—	—	—	(0.3)
Net cash used in investing activities	—	(27.3)	(14.0)	(0.4)	—	—	(41.7)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	289.0	—	—	—	—	289.0
Repayments of borrowings under revolving credit facility	—	(289.0)	—	—	—	—	(289.0)
Repayments of long-term debt	—	(201.0)	—	—	—	—	(201.0)
Proceeds from issuance of long-term debt	—	135.7	—	—	—	—	135.7
Payments to extinguish long-term debt	—	(243.2)	—	—	—	—	(243.2)
Payment of debt financing costs	—	(2.1)	—	—	—	—	(2.1)
Net change in accounts payable-inventory financing	—	—	(29.5)	—	—	—	(29.5)
Advances to/from affiliates	—	486.0	(486.5)	0.5	—	—	—
Other financing activities	—	2.1	—	—	—	—	2.1
Net cash provided by (used in) financing activities	—	177.5	(516.0)	0.5	—	—	(338.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.3	—	—	0.3
Net (decrease) increase in cash and cash equivalents	—	(54.1)	(15.8)	1.7	—	6.2	(62.0)
Cash and cash equivalents – beginning of period	—	102.1	15.8	8.1	—	(26.1)	99.9
Cash and cash equivalents – end of period	$—	$48.0	$—	$9.8	$—	$(19.9)	$37.9
Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(93.8)	$327.5	$(0.3)	$—	$(18.7)	$214.7
Cash flows from investing activities:
Capital expenditures	—	(33.4)	(10.6)	(1.7)	—	—	(45.7)
Cash settlements on interest rate swap agreements	—	(6.6)	—	—	—	—	(6.6)
Premium payments on interest rate cap agreements	—	(3.7)	—	—	—	—	(3.7)
Net cash used in investing activities	—	(43.7)	(10.6)	(1.7)	—	—	(56.0)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	1,295.0	—	—	—	—	1,295.0
Repayments of borrowings under revolving credit facility	—	(1,483.2)	—	—	—	—	(1,483.2)
Repayments of long-term debt	—	(132.0)	—	—	—	—	(132.0)
Proceeds from issuance of long-term debt	—	1,175.0	—	—	—	—	1,175.0
Payments to extinguish long-term debt	—	(1,175.0)	—	—	—	—	(1,175.0)
Payment of debt financing costs	—	(26.3)	—	—	—	—	(26.3)
Net change in accounts payable-inventory financing	—	—	250.5	—	—	—	250.5
Advances to/from affiliates	—	552.6	(552.7)	0.1	—	—	—
Other financing activities	—	0.6	—	—	—	—	0.6
Net cash provided by (used in) financing activities	—	206.7	(302.2)	0.1	—	—	(95.4)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	—	—
Net increase (decrease) in cash and cash equivalents	—	69.2	14.7	(1.9)	—	(18.7)	63.3
Cash and cash equivalents – beginning of period	—	32.9	1.1	10.0	—	(7.4)	36.6
Cash and cash equivalents – end of period	$—	$102.1	$15.8	$8.1	$—	$(26.1)	$99.9
Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(245.6)	$665.2	$4.4	$—	$(0.3)	$423.7
Cash flows from investing activities:
Capital expenditures	—	(31.4)	(9.9)	(0.2)	—	—	(41.5)
Cash settlements on interest rate swap agreements	—	(78.2)	—	—	—	—	(78.2)
Premium payments on interest rate cap agreements	—	(5.9)	—	—	—	—	(5.9)
Other investing activities	—	0.2	—	—	—	—	0.2
Net cash used in investing activities	—	(115.3)	(9.9)	(0.2)	—	—	(125.4)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	770.8	—	—	—	—	770.8
Repayments of borrowings under revolving credit facility	—	(1,074.1)	—	—	—	—	(1,074.1)
Repayments of long-term debt	—	(16.5)	—	—	—	—	(16.5)
Proceeds from issuance of long-term debt	—	500.0	—	—	—	—	500.0
Payments to extinguish long-term debt	—	(500.0)	(18.6)	—	—	—	(518.6)
Payment of debt financing costs	—	(14.3)	—	—	—	—	(14.3)
Net change in accounts payable - inventory financing	—	—	3.2	—	—	—	3.2
Advances to/from affiliates	—	640.8	(639.2)	(1.6)	—	—	—
Other financing activities	—	(0.5)	(0.1)	—	—	—	(0.6)
Net cash provided by (used in) financing activities	—	306.2	(654.7)	(1.6)	—	—	(350.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.4	—	—	0.4
Net (decrease) increase in cash and cash equivalents	—	(54.7)	0.6	3.0	—	(0.3)	(51.4)
Cash and cash equivalents – beginning of period	—	87.6	0.5	7.0	—	(7.1)	88.0
Cash and cash equivalents – end of period	$—	$32.9	$1.1	$10.0	$—	$(7.4)	$36.6

Schedule of Condensed Comprehensive Income (Loss) [Table Text Block]
Condensed Consolidating Statement of Comprehensive Income

Three Months Ended March 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$12.8	$12.8	$73.4	$3.8	$—	$(90.0)	$12.8
Condensed Consolidating Statement of Comprehensive Income

Three Months Ended March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$25.9	$25.9	$88.7	$0.4	$—	$(115.0)	$25.9

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$17.2	$17.2	$343.7	$2.0	$—	$(362.9)	$17.2
Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2010
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive (loss) income	$(10.1)	$(10.1)	$338.9	$13.6	$—	$(342.4)	$(10.1)
Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$121.5	$121.5	$322.8	$13.2	$—	$(457.5)	$121.5

Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Balance Sheet

December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$48.0	$—	$9.8	$—	$(19.9)	$37.9
Accounts receivable, net	—	—	1,217.7	67.3	—	—	1,285.0
Merchandise inventory	—	—	313.2	1.4	—	—	314.6
Miscellaneous receivables	—	61.7	82.0	4.8	—	—	148.5
Deferred income taxes	—	8.7	5.5	(0.1)	—	—	14.1
Prepaid expenses and other	—	10.1	24.4	0.1	—	—	34.6
Total current assets	—	128.5	1,642.8	83.3	—	(19.9)	1,834.7

Property and equipment, net	—	73.9	66.2	2.6	—	—	142.7
Goodwill	—	749.4	1,428.5	31.4	—	—	2,209.3
Other intangible assets, net	—	348.6	1,121.7	8.2	—	—	1,478.5
Deferred financing costs, net	—	53.2	—	—	—	—	53.2
Other assets	5.4	1.1	0.4	0.6	—	(5.9)	1.6
Investment in and advances to subsidiaries	131.1	2,946.0	—	—	—	(3,077.1)	—
Total assets	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	$5,720.0

Liabilities and Shareholders’ Equity

Current liabilities:
Accounts payable-trade	$—	$16.5	$500.3	$21.7	$—	$(19.9)	$518.6
Accounts payable-inventory financing	—	—	249.2	—	—	—	249.2
Current maturities of long-term debt	—	40.0	—	—	—	—	40.0
Deferred revenue	—	—	57.8	—	—	—	57.8
Accrued expenses	—	139.3	157.4	5.9	—	—	302.6
Total current liabilities	—	195.8	964.7	27.6	—	(19.9)	1,168.2

Long-term liabilities:
Debt	—	3,731.0	—	—	—	—	3,731.0
Deferred income taxes	—	188.1	440.0	1.7	—	(5.5)	624.3
Accrued interest	—	8.0	—	—	—	—	8.0
Other liabilities	—	46.7	4.0	1.7	—	(0.4)	52.0
Total long-term liabilities	—	3,973.8	444.0	3.4	—	(5.9)	4,415.3

Total shareholders’ equity	136.5	131.1	2,850.9	95.1	—	(3,077.1)	136.5
Total liabilities and shareholders' equity	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	$5,720.0
Condensed Consolidating Balance Sheet

March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$123.4	$7.9	$16.2	$—	$(0.4)	$147.1
Accounts receivable, net	—	—	1,193.0	71.5	—	—	1,264.5
Merchandise inventory	—	—	354.1	4.3	—	—	358.4
Miscellaneous receivables	—	49.7	95.9	5.9	—	—	151.5
Deferred income taxes	—	8.6	4.6	(0.1)	—	—	13.1
Prepaid expenses and other	—	16.2	34.7	0.6	—	—	51.5
Total current assets	—	197.9	1,690.2	98.4	—	(0.4)	1,986.1

Property and equipment, net	—	68.2	63.4	2.4	—	—	134.0
Goodwill	—	749.4	1,428.5	30.6	—	—	2,208.5
Other intangible assets, net	—	348.6	1,087.2	7.8	—	—	1,443.6
Deferred financing costs, net	—	49.3	—	—	—	—	49.3
Other assets	5.3	1.1	0.1	0.6	—	(5.9)	1.2
Investment from and advances to subsidiaries	158.5	2,881.2	—	—	—	(3,039.7)	—
Total assets	$163.8	$4,295.7	$4,269.4	$139.8	$—	$(3,046.0)	$5,822.7

Liabilities and Shareholders’ Equity

Current liabilities:
Accounts payable—trade	$—	$16.3	$591.1	$35.1	$—	$(0.4)	$642.1
Accounts payable—inventory financing	—	—	252.9	—	—	—	252.9
Deferred revenue	—	—	65.7	0.3	—	—	66.0
Accrued expenses	—	202.3	143.7	5.9	—	—	351.9
Total current liabilities	—	218.6	1,053.4	41.3	—	(0.4)	1,312.9

Long-term liabilities:
Debt	—	3,680.8	—	—	—	—	3,680.8
Deferred income taxes	—	186.5	426.1	1.7	—	(5.3)	609.0
Accrued interest	—	6.9	—	—	—	—	6.9
Other liabilities	—	44.4	3.8	1.7	—	(0.6)	49.3
Total long-term liabilities	—	3,918.6	429.9	3.4	—	(5.9)	4,346.0

Total shareholders’ equity	163.8	158.5	2,786.1	95.1	—	(3,039.7)	163.8
Total liabilities and shareholders’ equity	$163.8	$4,295.7	$4,269.4	$139.8	$—	$(3,046.0)	$5,822.7

Condensed Consolidating Balance Sheet

December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$48.0	$—	$9.8	$—	$(19.9)	$37.9
Accounts receivable, net	—	—	1,217.7	67.3	—	—	1,285.0
Merchandise inventory	—	—	313.2	1.4	—	—	314.6
Miscellaneous receivables	—	61.7	82.0	4.8	—	—	148.5
Deferred income taxes	—	8.7	5.5	(0.1)	—	—	14.1
Prepaid expenses and other	—	10.1	24.4	0.1	—	—	34.6
Total current assets	—	128.5	1,642.8	83.3	—	(19.9)	1,834.7

Property and equipment, net	—	73.9	66.2	2.6	—	—	142.7
Goodwill	—	749.4	1,428.5	31.4	—	—	2,209.3
Other intangible assets, net	—	348.6	1,121.7	8.2	—	—	1,478.5
Deferred financing costs, net	—	53.2	—	—	—	—	53.2
Other assets	5.4	1.1	0.4	0.6	—	(5.9)	1.6
Investment in and advances to subsidiaries	131.1	2,946.0	—	—	—	(3,077.1)	—
Total assets	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	$5,720.0

Liabilities and Shareholders’ Equity

Current liabilities:
Accounts payable-trade	$—	$16.5	$500.3	$21.7	$—	$(19.9)	$518.6
Accounts payable-inventory financing	—	—	249.2	—	—	—	249.2
Current maturities of long-term debt	—	40.0	—	—	—	—	40.0
Deferred revenue	—	—	57.8	—	—	—	57.8
Accrued expenses	—	139.3	157.4	5.9	—	—	302.6
Total current liabilities	—	195.8	964.7	27.6	—	(19.9)	1,168.2

Long-term liabilities:
Debt	—	3,731.0	—	—	—	—	3,731.0
Deferred income taxes	—	188.1	440.0	1.7	—	(5.5)	624.3
Accrued interest	—	8.0	—	—	—	—	8.0
Other liabilities	—	46.7	4.0	1.7	—	(0.4)	52.0
Total long-term liabilities	—	3,973.8	444.0	3.4	—	(5.9)	4,415.3

Total shareholders’ equity	136.5	131.1	2,850.9	95.1	—	(3,077.1)	136.5
Total liabilities and shareholders' equity	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	5,720.0
Condensed Consolidating Balance Sheet

December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$102.1	$15.8	$8.1	$—	$(26.1)	$99.9
Accounts receivable, net	—	—	1,216.0	57.0	—	—	1,273.0
Merchandise inventory	—	—	318.0	3.7	—	—	321.7
Miscellaneous receivables	—	47.3	93.3	3.0	—	—	143.6
Deferred income taxes	—	19.5	5.0	0.1	—	—	24.6
Prepaid expenses and other	—	11.0	23.5	0.2	—	—	34.7
Total current assets	—	179.9	1,671.6	72.1	—	(26.1)	1,897.5

Property and equipment, net	—	80.9	70.6	2.8	—	—	154.3
Goodwill	—	749.4	1,428.4	30.6	—	—	2,208.4
Other intangible assets, net	—	366.0	1,261.0	9.0	—	—	1,636.0
Deferred financing costs, net	—	68.5	—	—	—	—	68.5
Other assets	6.0	1.5	1.4	0.1	—	(6.0)	3.0
Investment in and advances to subsidiaries	(13.3)	3,038.7	—	—	—	(3,025.4)	—
Total assets	$(7.3)	$4,484.9	$4,433.0	$114.6	$—	$(3,057.5)	$5,967.7

Liabilities and Shareholders’ (Deficit) Equity

Current liabilities:
Accounts payable-trade	$—	$17.6	$503.7	$22.6	$—	$(26.1)	$517.8
Accounts payable-inventory financing	—	—	278.7	—	—	—	278.7
Current maturities of long-term debt	—	201.0	—	—	—	—	201.0
Deferred revenue	—	—	45.9	—	—	—	45.9
Accrued expenses	—	162.5	146.2	7.3	—	—	316.0
Total current liabilities	—	381.1	974.5	29.9	—	(26.1)	1,359.4

Long-term liabilities:
Debt	—	3,865.0	—	—	—	—	3,865.0
Deferred income taxes	—	199.3	496.9	1.8	—	(6.0)	692.0
Accrued interest	—	13.0	—	—	—	—	13.0
Other liabilities	—	39.8	4.3	1.5	—	—	45.6
Total long-term liabilities	—	4,117.1	501.2	3.3	—	(6.0)	4,615.6

Total shareholders’ (deficit) equity	(7.3)	(13.3)	2,957.3	81.4	—	(3,025.4)	(7.3)
Total liabilities and shareholders’ (deficit) equity	$(7.3)	$4,484.9	$4,433.0	$114.6	$—	$(3,057.5)	$5,967.7

Schedule of Condensed Income Statement [Table Text Block]
Consolidating Statement of Operations

Three Months Ended March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$2,289.8	$121.9	$—	$—	$2,411.7
Cost of sales	—	—	1,902.1	107.6	—	—	2,009.7

Gross profit	—	—	387.7	14.3	—	—	402.0

Selling and administrative expenses	—	25.7	216.7	9.1	—	—	251.5
Advertising expense	—	—	29.6	0.8	—	—	30.4

(Loss) income from operations	—	(25.7)	141.4	4.4	—	—	120.1

Interest (expense) income, net	—	(72.2)	—	0.1	—	—	(72.1)
Net loss on extinguishments of long-term debt	—	(3.9)	—	—	—	—	(3.9)
Management fee	—	0.9	—	(0.9)	—	—	—
Other income, net	—	—	0.3	0.1	—	—	0.4

(Loss) income before income taxes	—	(100.9)	141.7	3.7	—	—	44.5

Income tax benefit (expense)	—	37.7	(53.0)	(0.9)	—	—	(16.2)

(Loss) income before equity in earnings of subsidiaries	—	(63.2)	88.7	2.8	—	—	28.3

Equity in earnings of subsidiaries	28.3	91.5	—	—	—	(119.8)	—

Net income	$28.3	$28.3	$88.7	$2.8	$—	$(119.8)	$28.3
Consolidating Statement of Operations

Three Months Ended March 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$2,213.0	$106.2	$—	$—	$2,319.2
Cost of sales	—	—	1,842.0	92.6	—	—	1,934.6

Gross profit	—	—	371.0	13.6	—	—	384.6

Selling and administrative expenses	—	25.8	217.2	8.6	—	—	251.6
Advertising expense	—	—	28.6	0.8	—	—	29.4

(Loss) income from operations	—	(25.8)	125.2	4.2	—	—	103.6

Interest (expense) income, net	—	(79.2)	0.3	—	—	—	(78.9)
Net loss on extinguishments of long-term debt	—	(9.4)	—	—	—	—	(9.4)
Management fee	—	1.4	—	(1.4)	—	—	—
Other (expense) income, net	—	(0.3)	0.1	—	—	—	(0.2)

(Loss) income before income taxes	—	(113.3)	125.6	2.8	—	—	15.1

Income tax benefit (expense)	—	48.8	(52.2)	(0.8)	—	—	(4.2)

(Loss) income before equity in earnings of subsidiaries	—	(64.5)	73.4	2.0	—	—	10.9

Equity in earnings of subsidiaries	10.9	75.4	—	—	—	(86.3)	—

Net income	$10.9	$10.9	$73.4	$2.0	$—	$(86.3)	$10.9

Consolidating Statement of Operations

Year Ended December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$9,222.4	$380.0	$—	$—	$9,602.4
Cost of sales	—	—	7,688.8	330.1	—	—	8,018.9
Gross profit	—	—	1,533.6	49.9	—	—	1,583.5
Selling and administrative expenses	—	111.7	849.2	29.2	—	—	990.1
Advertising expense	—	—	119.0	3.7	—	—	122.7
(Loss) income from operations	—	(111.7)	565.4	17.0	—	—	470.7
Interest (expense) income, net	—	(324.5)	0.2	0.1	—	—	(324.2)
Net loss on extinguishments of long-term debt	—	(118.9)	—	—	—	—	(118.9)
Management fee	—	9.2	—	(9.2)	—	—	—
Other income (expense), net	—	0.4	0.5	(0.2)	—	—	0.7
(Loss) income before income taxes	—	(545.5)	566.1	7.7	—	—	28.3
Income tax benefit (expense)	—	215.1	(222.4)	(3.9)	—	—	(11.2)
(Loss) income before equity in earnings of subsidiaries	—	(330.4)	343.7	3.8	—	—	17.1
Equity in earnings of subsidiaries	17.1	347.5	—	—	—	(364.6)	—
Net income	$17.1	$17.1	$343.7	$3.8	$—	$(364.6)	$17.1
Consolidating Statement of Operations

Year Ended December 31, 2010
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$8,504.7	$296.5	$—	$—	$8,801.2
Cost of sales	—	—	7,152.3	258.1	—	—	7,410.4
Gross profit	—	—	1,352.4	38.4	—	—	1,390.8
Selling and administrative expenses	—	110.8	798.3	23.0	—	—	932.1
Advertising expense	—	—	102.5	3.5	—	—	106.0
(Loss) income from operations	—	(110.8)	451.6	11.9	—	—	352.7
Interest (expense) income, net	—	(393.2)	1.3	—	—	—	(391.9)
(Loss) gain on extinguishments of long-term debt	—	(7.9)	9.9	—	—	—	2.0
Other income (expense), net	—	8.6	(8.2)	(0.2)	—	—	0.2
(Loss) income before income taxes	—	(503.3)	454.6	11.7	—	—	(37.0)
Income tax benefit (expense)	—	125.5	(115.7)	(2.0)	—	—	7.8
(Loss) income before equity in (loss) earnings of subsidiaries	—	(377.8)	338.9	9.7	—	—	(29.2)
Equity in (loss) earnings of subsidiaries	(29.2)	348.6	—	—	—	(319.4)	—
Net (loss) income	$(29.2)	$(29.2)	$338.9	$9.7	$—	$(319.4)	$(29.2)
Consolidating Statement of Operations

Year Ended December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$9,683.0	$445.2	$—	$—	$10,128.2
Cost of sales	—	—	8,071.5	387.1	—	—	8,458.6
Gross profit	—	—	1,611.5	58.1	—	—	1,669.6
Selling and administrative expenses	—	103.7	891.6	34.2	—	—	1,029.5
Advertising expense	—	—	125.1	4.4	—	—	129.5
(Loss) income from operations	—	(103.7)	594.8	19.5	—	—	510.6
Interest (expense) income, net	—	(308.0)	0.4	0.2	—	—	(307.4)
Net loss on extinguishments of long-term debt	—	(17.2)	—	—	—	—	(17.2)
Management fee	—	3.8	—	(3.8)	—	—	—
Other income (expense), net	—	—	0.2	(0.1)	—	—	0.1
(Loss) income before income taxes	—	(425.1)	595.4	15.8	—	—	186.1
Income tax benefit (expense)	—	210.6	(272.6)	(5.1)	—	—	(67.1)
(Loss) income before equity in earnings of subsidiaries	—	(214.5)	322.8	10.7	—	—	119.0
Equity in earnings of subsidiaries	119.0	333.5	—	—	—	(452.5)	—
Net income	$119.0	$119.0	$322.8	$10.7	$—	$(452.5)	$119.0